Other assets and liabilities F.4.2. Non-current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Non-current legal provisions	$ 6	$ 6
Long-term portion of asset retirement obligations	159	173
Long-term portion of deferred income on tower sale and leasebacks recognized	23	31
Long-term employment obligations	44	51
Other non-current liabilities	51	68
Non-current provisions	$ 283	$ 330